Convertible Note Receivable (Details Narrative) - USD ($)	Dec. 31, 2023	Mar. 15, 2023	Mar. 13, 2023
Agex Therapeutics Inc [Member]
Short-Term Debt [Line Items]
Principal amount		$ 105,000,000
Debt interest rate		10.00%
Other assets		$ 250,000
Agex Therapeutics Inc [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 25,000,000
Debt interest rate		20.00%
Stockholder outstanding percentage		80.00%
Subordination Agreement [Member] | Agex Therapeutics Inc [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 1,450,000
Juvenescence [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount			$ 10,000,000
Juvenescence [Member] | Agex Therapeutics Inc [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 10,000,000		$ 10,000,000
Juvenescence [Member] | Convertible Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount		$ 10,000,000
Debt interest rate		7.00%
Juvenescence [Member] | Convertible Note Purchase Agreement [Member] | Agex Therapeutics Inc [Member]
Short-Term Debt [Line Items]
Principal amount		$ 10,000,000
Debt interest rate		7.00%
Accrued interest		$ 10,544,000
Juvenescence Limited [Member] | Agex Therapeutics Inc [Member] | Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 5,000,000
Outstanding percent		100.00%